Condensed Consolidated Statements Of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES:
Net loss	$ (469)	$ (197)	$ (1,271)	$ (183)
Adjustments to reconcile net loss to net cash (used in) provided by operating activities:
Gain on insurance claim	(36)
Depreciation and amortization	6	3	13	15
Write-down of inventory			275
Stock-based compensation	49	42	187	207
Change in allowance for doubtful accounts	3	2	(6)	(14)
Changes in operating assets and liabilities:
Accounts receivable	(291)	123	1,072	(324)
Inventory	84	(277)	38	732
Prepaid expenses and other current assets	6	18	2	(27)
Other assets				13
Accounts payable	616	804	(102)	(737)
Accrued expenses	(36)	(130)	(219)	(24)
Taxes payable	(2)	(17)	(26)	(5)
Other liabilities	(1)			1
Net cash (used in) provided by operating activities	(71)	371	(37)	(346)
INVESTING ACTIVITIES:
Proceeds from insurance claim on property damage	36
Purchase of fixed assets			(26)	(5)
Net cash provided by investing activities	36		(26)	(5)
FINANCING ACTIVITIES:
Proceeds from issuance of convertible note, net	2,756
Proceeds from line of credit, net of repayments	(99)	(571)	(347)	297
Proceeds from exercise of stock options		16	50	8
Payment of capital lease obligations				(2)
Net cash provided by (used in) financing activities	2,657	(555)	(297)	303
Net increase (decrease) in cash and cash equivalents	2,622	(184)	(360)	(48)
Effect of exchange rate changes on cash	(4)	5	24	9
Cash and cash equivalents, beginning of period	397	733	733	772
Cash and cash equivalents, end of period	3,015	554	397	733
Cash paid during period for:
Interest	16	15	69	80
Income taxes	6	$ 23	$ 27	$ 9
Supplemental disclosure of non-cash transactions:
Beneficial conversion feature on convertible notes	$ 350